Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Discontinued Operations
Schedule of discontinued operations

	Three Months Ended Sept. 30,		Nine Months Ended Sept. 30,
	2012	2011	2012	2011
Revenue	$177,591	$198,464	$593,256	$690,817

Direct cost and operating expense	(111,135)	(87,399)	(354,600)	(336,714)
Selling, general and administrative expense	(199,604)	(236,391)	(562,079)	(590,857)
Income from discontinued operations before taxes	$(133,148)	$(125,326)	$(323,423)	$(236,754)

	2011	2010
Revenue	$820,925	$1,417,729

Direct cost and operating expense	(388,065)	(517,677)
Selling, general and administrative expense	(812,719)	(898,870)
(Loss) income from discontinued operations before taxes	$(379,859)	$1,182